Loans and Obligations - Summary of Loans and Obligations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Obligations [Abstract]
Convertible preferred shares	R$ 513,765	R$ 577,982
Commercial Notes	87,326	55,150	R$ 73,189
Consideration payable	6,029	10,542
Contingent consideration	285,903	210,666
Redemption Liability	63,456	0
Banco Security	10,153	5,647
Other obligations	0	1,555
Contingent consideration current and non current	966,632	861,542
Current	93,862	45,220
Non-current	R$ 872,770	R$ 816,322